Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accounts receivable, allowance for doubtful accounts	$ 3,188		$ 3,599
Treasury stock, shares	4,947,659		4,947,659
Total assets	56,056		60,380
Broadcast licenses and other intangible assets, net	44,677		46,604
Program rights	2,186		2,060
Total liabilities	4,126		4,577
Program obligations	2,727		4,152
Class A common stock
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01
Common stock, shares authorized	100,000,000		100,000,000
Common stock, issued shares	39,013,005		35,672,528
Common stock, outstanding shares	34,065,346		30,724,869
Class B common stock
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01
Common stock, shares authorized	50,000,000		50,000,000
Common stock, issued shares	20,901,726		23,401,726
Common stock, outstanding shares	20,901,726		23,401,726
Class C common stock
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01
Common stock, shares authorized	50,000,000		50,000,000
Common stock, issued shares	2		2
Common stock, outstanding shares	2		2
LIN Television
Accounts receivable, allowance for doubtful accounts	3,188		3,599
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01
Common stock, shares authorized	1,000		1,000
Total assets	56,056	[1]	60,380	[1]
Broadcast licenses and other intangible assets, net	44,677		46,604
Program rights	2,186		2,060
Total liabilities	4,126		4,577
Program obligations	$ 2,727		$ 4,152

[1]	Our consolidated assets as of December 31, 2013 and 2012 include total assets of $56,056 and $60,380, respectively, of variable interest entities ("VIEs") that can only be used to settle the obligations of the VIEs. These assets include broadcast licenses and other intangible assets of $44,677 and $46,604 and program rights of $2,186 and $2,060 as of December 31, 2013 and 2012, respectively. Our consolidated liabilities as of December 31, 2013 and 2012 include $4,126 and $4,577, respectively, of total liabilities of the VIEs for which the VIE's creditors have no recourse to the Company, including $2,727 and $4,152, respectively, of program obligations. See further description in Note 1—"Basis of Presentation and Summary of Significant Accounting Policies."